INCOME TAXES (Schedule of Income (Loss) Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Domestic	$ 15,978	$ 3,339	$ (846)
Foreign	4,173	4,510	2,542
Total income (loss) before taxes on income	$ 20,151	$ 7,849	$ 1,696